Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segment	Dec. 31, 2014 USD ($)
Accounting Policies [Abstract]
Deferred offering costs expensed	$ 1,965
Number of operating segment | Segment	1
Advertising expenses	$ 12,200	$ 11,600